LEASES - Supplemental balance sheet information related to leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases
Operating lease assets	¥ 7,244,211	$ 1,136,775	¥ 6,821,100
Total operating lease liabilities
Operating lease liabilities, current	2,752,795	431,974	2,625,979
Operating lease liabilities, noncurrent	4,302,934	$ 675,224	3,833,914
Total operating lease liabilities	7,055,729		6,459,893
Land use right
Operating leases
Operating lease assets	26,542		27,185
Store leases
Operating leases
Operating lease assets	5,561,664		4,597,948
Administrative office leases
Operating leases
Operating lease assets	1,037,978		1,295,715
Entrusted house leases
Operating leases
Operating lease assets	¥ 618,027		¥ 900,252